Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of cash flows - Parent [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	¥ (2,847,746)	¥ (4,424,505)
Other operating assets	20,483,176	(316,693,899)
Other operating liabilities	(801,055)	3,248,087
Net cash provided by operating activities	16,834,375	(317,870,317)
Net increase in cash and cash equivalents	16,834,375	(317,870,317)
Cash and cash equivalents at the beginning of year	7,192,877	319,807,618
Effect of exchange rate change on cash and cash equivalents	(20,712,092)	5,255,576
Cash and cash equivalents at the end of year	¥ 3,315,160	¥ 7,192,877